UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.



                               [HGK LOGO OMITTED]


                                EQUITY VALUE FUND





                          ANNUAL REPORT TO SHAREHOLDERS
                             AS OF OCTOBER 31, 2005






                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                               BEFORE INVESTING.

HGK EQUITY VALUE FUND                            THE ADVISORS' INNER CIRCLE FUND
October 31, 2005


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Manager's Discussion and Analysis of Fund Performance.......................   2
Statement of Net Assets.....................................................   5
Statement of Operations.....................................................   7
Statement of Changes in Net Assets..........................................   8
Financial Highlights........................................................   9
Notes to Financial Statements...............................................  10
Report of Independent Registered Public Accounting Firm.....................  13
Trustees and Officers of The Advisors' Inner Circle Fund....................  14
Disclosure of Fund Expenses.................................................  18
Approval of Investment Advisory Agreement...................................  19
Notice to Shareholders......................................................  20
Shareholder Voting Results..................................................  21
--------------------------------------------------------------------------------




The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Form N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-HGK; and (ii) on the Commission's website at http://www.sec.gov.

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


PERFORMANCE SUMMARY

For the six months ended October 31, 2005, the HGK Equity Value Fund ("Fund") returned 7.35%. The Fund's performance benchmark, the Wilshire Target Large Value Index, posted a return of 8.02% over the same period while the Russell 1000 Value returned 4.81% and the S&P 500 Index returned 5.27%. For the year ended October 31, 2005 the Fund returned 11.89% compared to a 16.23% return for the Wilshire Target Large Value Index, 11.86% for the Russell 1000 Value and 8.72% for the S&P 500 Index.

Lipper has given its "Lipper Leader" designation to the Fund for achieving the highest level for Total Return, Consistent Return, and Preservation of Capital. Over the last three years the Fund has achieved an annualized rate of 17.58% versus the 14.05% median of all Large Cap Value Funds.

OUTLOOK

As the fourth quarter commences, incoming economic data indicates that economic strength should be sustainable throughout the rest of the year. Despite the effects of the recent tragedy of Hurricane Katrina, domestic real economic growth is still expected to exceed 4% in the 2nd half of 2005. This belief is based on a probable rise in production following inventory liquidation in the spring, strong pent-up demand filtering through to employment gains, a potential rebound in capital spending, stabilization in overseas growth that will help U.S export growth, and an increase in tax revenue that will be recycled back into the public sector.

We should also see an increase in consumer spending and domestic savings in the upcoming months due to increased income generation. Other factors contributing to growing demand include the combination of an up-tick in consumer confidence and a 0.4% decrease in unemployment to 5.0%. Average hourly earnings have increased and are likely to remain strong through the rest of the year. Finally, rising interest rates are boosting interest income, income that tends to be saved rather than spent, which should therefore enhance domestic savings in the upcoming months.

While present conditions remain somewhat positive regarding the stock market, several issues give us reason to be cautious. Inflationary pressures remain, led by high energy prices and rising labor costs. Capacity utilization is relatively high in the United States, implying that a slow down in production could lead to price increases. Alan Greenspan and the Federal Reserve have expressed concerns regarding a potential housing bubble and its ramifications on the overextended consumer. Inflation and housing concerns should prompt the Fed to continue its gradual interest rate increases. Finally, the current bull market is earnings-driven as compared to more typical bull markets which have been driven by P/E expansion. This market appears to be very sensitive to a slowdown in the growth rate of earnings, which are vulnerable to higher energy and labor-related costs. These reasons lead HGK to be more cautious when approaching the upcoming months.

In light of the above economic conditions, HGK is increasing its exposure to the HEALTHCARE and ENERGY sectors and decreasing exposure to both FINANCIALS and TECHNOLOGY. Recently, HEALTHCARE has been under-represented by many investors due to fear of generic competition, patent expiration, thin drug pipelines, political pressure due to costs, and potential product liability. Despite these threats, we believe that the demographics of the aging population will result in strong demand for healthcare services and will therefore result in superior growth prospects for the industry. Despite being an excellent performer in the first half of 2005, Energy continues to be under-represented in most investors' portfolios. Above average demand from industrializing nations, such as India and China, will continue to draw on the world's energy supply, supporting the case for elevated prices.

We currently have underweighted positions in both the FINANCIAL and TECHNOLOGY sectors. FINANCIAL SERVICES represent nearly 20% of the S&P 500 and more than 35% of the Russell 1000 Value Index. The Federal Reserve should continue to raise interest rates, which will impact bank earnings, especially when the yield curve is as flat as it currently is. We anticipate earnings growth for the Financial sector to decelerate in the upcoming months. Additionally, valuations in this group are above their historical aver-age when evaluated on a Price-to-Book and a Return on Equity basis. Regarding TECHNOLOGY, there appears to be healthy demand as most companies have under-spent on information technology in the past several years. Most companies in this sector should also experience significant earnings dilution in the months to come, as they continue to recognize stock options as employee compensation. However, valuations in this sector have risen sharply and the Price-to-Earnings ratios already reflect these prospects.

At HGK, we expect the stock market to trade modestly upward for the balance of the year. Increased labor and energy costs will spur inflationary prospects and therefore rates should continue to rise. Earnings growth rates should slow, making companies more susceptible to downward price revisions and investor disappointment. The key to HGK's strategy is to invest in those sectors which have been overlooked by the market and whose results may positively surprise.






THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.

  COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HGK EQUITY VALUE FUND VERSUS THE WILSHIRE TARGET LARGE VALUE INDEX AND THE S&P 500 INDEX.

------------------------------------------------------
                      Total Return(1)
------------------------------------------------------
               Annualized    Annualized    Annualized
  One-Year       3 Year        5 Year      Inception
   Return        Return        Return       to Date
------------------------------------------------------
   11.89%        17.58%         3.99%        2.63%     Without Load
------------------------------------------------------
    5.78%        15.36%         2.82%        1.73%     With Load
------------------------------------------------------

[LINE CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

             HGK Equity Value     Wilshire Target Large
                   Fund              Value Index (3)        S&P 500 Index (4)
6/30/99(2)        $9,450                 $10,000                 $10,000
10/31/99           8,820                   9,395                   9,970
10/31/00           9,155                   9,757                  10,577
10/31/01           8,452                   8,181                   7,943
10/31/02           6,849                   7,274                   6,743
10/31/03           8,800                   9,053                   8,146
10/31/04           9,950                  10,369                   8,913
10/31/05          11,133                  11,647                   9,690

   (1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. If the Adviser had not limited certain expenses, the Fund's total return would have been lower. The Fund's performance assumes the reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

   (2)  The HGK Equity Value Fund commenced operations on June 9, 1999.

   (3) The Wilshire Target Large Value Index is a focused measurement of the large value sector of the market, comprised of large companies that are monitored using a variety of relative value criteria.

   (4) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2005


                                                  Value
HGK EQUITY VALUE FUND                Shares       (000)
--------------------------------------------------------
SECTOR WEIGHTING (UNAUDITED)+

[BAR CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Petroleum Refining  12.5%
Medical Products & Services  12.1%
Banks  8.5%
Computers & Services  7.4%
Financial Services  6.4%
Machinery  6.3%
Telephones & Telecommunications  4.8%
Drugs  4.6%
Insurance  3.8%
Repurchase Agreement  3.7%
Retail  3.6%
Food, Beverage & Tobacco  3.5%
Aerospace & Defense  2.6%
Metals 2.5%
Agricultural Operations 2.2%
Electrical Services 2.1%
Beauty Products 2.1%
Paper & Paper Products 1.9%
Printing & Publishing 1.7%
Railroads 1.5%
Petroleum & Fuel Products 1.4%
Specialty Construction 1.4%
Semi-Conductors/Instruments 1.3%
Chemicals 1.1%
Restaurants 1.0%
+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.


COMMON STOCK (97.1%)
AEROSPACE & DEFENSE (2.6%)
   General Dynamics                   2,700     $   314
                                                -------
AGRICULTURAL OPERATIONS (2.2%)
   Archer-Daniels-Midland            11,000         268
                                                -------
BANKS (8.6%)
   Bank of America                    6,100         267
   JPMorgan Chase                     6,500         238
   US Bancorp                         9,300         275
   Washington Mutual                  6,100         242
                                                -------
                                                  1,022
                                                -------
BEAUTY PRODUCTS (2.1%)
   Colgate-Palmolive                  4,700         249
                                                -------
CHEMICALS (1.1%)
   Dow Chemical                       2,800         128
                                                -------
COMPUTERS & SERVICES (7.4%)
   Computer Sciences*                 4,200         215
   First Data                         4,900         198
   Hewlett-Packard                    8,000         225
   Oracle*                           19,300         245
                                                -------
                                                    883
                                                -------


                                                  Value
                                     Shares       (000)
-------------------------------------------------------
DRUGS (4.7%)
   Merck                              9,000     $   254
   Pfizer                            14,000         304
                                                -------
                                                    558
                                                -------
ELECTRICAL SERVICES (2.1%)
   PG&E                               6,800         247
                                                -------
FINANCIAL SERVICES (6.5%)
   CIT Group                          1,500          69
   Citigroup                          6,000         275
   Fannie Mae                         4,200         199
   Morgan Stanley                     4,200         228
                                                -------
                                                    771
                                                -------
FOOD, BEVERAGE & TOBACCO (3.5%)
   Albertson's                        4,100         103
   Anheuser-Busch                     3,300         136
   Sara Lee                          10,200         182
                                                -------
                                                    421
                                                -------
INSURANCE (3.9%)
   Allstate                           4,200         222
   American International Group       3,700         240
                                                -------
                                                    462
                                                -------
MACHINERY (6.3%)
   Eaton                              3,200         188
   Ingersoll-Rand, Cl A               6,600         250
   Johnson Controls                   4,600         313
                                                -------
                                                    751
                                                -------
MEDICAL PRODUCTS & SERVICES (12.2%)
   Boston Scientific*                13,800         347
   Cardinal Health                    4,800         300
   Fisher Scientific International*   4,300         243
   Johnson & Johnson                  5,200         326
   Laboratory Corp of America
     Holdings*                        4,800         231
                                                -------
                                                  1,447
                                                -------
METALS (2.5%)
   Alcoa                              3,300          80
   Phelps Dodge                       1,800         217
                                                -------
                                                    297
                                                -------
PAPER & PAPER PRODUCTS (1.9%)
   Kimberly-Clark                     2,300         131
   MeadWestvaco                       3,700          97
                                                -------
                                                    228
                                                -------
PETROLEUM & FUEL PRODUCTS (1.4%)
   Apache                             2,700         172
                                                -------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (concluded)              THE ADVISORS' INNER CIRCLE FUND
October 31, 2005


                                   Shares/Face    Value
HGK EQUITY VALUE FUND             Amount (000)    (000)
-------------------------------------------------------
PETROLEUM REFINING (12.6%)
   Amerada Hess                       3,200     $   400
   Chevron                            5,500         314
   ConocoPhillips                     6,300         412
   Marathon Oil                       6,200         373
                                                -------
                                                  1,499
                                                -------
PRINTING & PUBLISHING (1.7%)
   Gannett                            3,200         201
                                                -------
RAILROADS (1.6%)
   Norfolk Southern                   4,600         185
                                                -------
RESTAURANTS (1.0%)
   McDonald's                         3,700         117
                                                -------
RETAIL (3.6%)
   Home Depot                         6,000         246
   Limited Brands                     9,300         186
                                                -------
                                                    432
                                                -------
SEMI-CONDUCTORS/INSTRUMENTS (1.3%)
   Intel                              6,500         153
                                                -------
SPECIALTY CONSTRUCTION (1.4%)
   Masco                              5,700         163
                                                -------
TELEPHONES & TELECOMMUNICATIONS (4.9%)
   BellSouth                         11,000         286
   Verizon Communications             9,400         296
                                                -------
                                                    582
                                                -------
TOTAL COMMON STOCK
   (Cost $10,612)                                11,550
                                                -------

REPURCHASE AGREEMENT (3.7%)
   Morgan Stanley,
     3.50%, dated 10/31/05, to be
     repurchased on 11/01/05,
     repurchase price $442,281
     (collateralized by
     U.S. Treasury Note,
     par value $443,891,
     5.625%, 02/15/06; total
     market value $451,091)            $442         442
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $442)                                      442
                                                -------
TOTAL INVESTMENTS (100.8%)
   (Cost $11,054)                                11,992
                                                -------


                                                  Value
                                                  (000)
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.8%)
   Investment Advisory Fee Receivable           $    21
   Payable for Investment Securities Purchased      (99)
   Payable for Fund Shares Redeemed                 (17)
   Administrative Fees Payable                      (11)
   Income Distributions Payable                      (5)
   Distribution Fees Payable                         (2)
   Trustees' Fees Payable                            (2)
   Other Assets and Liabilities, Net                 23
                                                -------
TOTAL OTHER ASSETS AND LIABILITIES                  (92)
                                                -------
   NET ASSETS -- 100.0%                         $11,900
                                                =======

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,105,236 outstanding
     shares of beneficial interest              $10,222
   Accumulated net realized gain
     on investments                                 740
   Net unrealized appreciation
     on investments                                 938
                                                -------
   NET ASSETS                                   $11,900
                                                =======
   Net Asset Value, Offering and
     Redemption Price Per Share                 $ 10.77
                                                =======
   Maximum Offering Price
     Per Share -- ($10.77 / 94.50%)**           $ 11.40
                                                =======
 * NON-INCOME PRODUCING SECURITY.
** FOR A DESCRIPTION OF A POSSIBLE FRONT-END SALES CHARGE, PLEASE SEE THE FUND'S
   CURRENT PROSPECTUS.
CL -- CLASS



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    THE ADVISORS' INNER CIRCLE FUND
For the year ended October 31, 2005

                                                                                       HGK
                                                                                  EQUITY VALUE
                                                                                      FUND
-----------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income..........................................................        $  251
   Interest Income..........................................................             7
-----------------------------------------------------------------------------------------------
     Total Investment Income................................................           258
-----------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees.................................................           106
   Administration Fees......................................................            83
   Transfer Agent Fees......................................................            71
   Professional Fees........................................................            54
   Distribution Fees........................................................            30
   Printing Fees............................................................            17
   Registration and Filing Fees.............................................            15
   Trustees' Fees...........................................................             9
   Custodian Fees...........................................................             4
   Insurance and Other Fees.................................................            16
-----------------------------------------------------------------------------------------------
   Total Expenses...........................................................           405

   Less: Investment Advisory Fees Waived (Note 5)...........................          (106)
         Reimbursement from Investment Advisor (Note 5).....................          (122)
         Fees Paid Indirectly (Note 4)......................................            (1)
-----------------------------------------------------------------------------------------------
   Net Expenses.............................................................           176
-----------------------------------------------------------------------------------------------
       Net Investment Income................................................            82
-----------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold...................................         1,077
   Net Change in Unrealized Appreciation on Investment Securities...........           120
-----------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments........................         1,197
-----------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.....................        $1,279
===============================================================================================


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)         THE ADVISORS' INNER CIRCLE FUND
For the years ended October 31,

                                                                                                    HGK
                                                                                               EQUITY VALUE
                                                                                                   FUND
                                                                                          -----------------------
                                                                                             2005         2004
-----------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income................................................................   $    82      $    83
   Net Realized Gain from Securities Sold...............................................     1,077          165
   Net Change in Unrealized Appreciation on Investments Securities......................       120          915
-----------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.................................     1,279        1,163
-----------------------------------------------------------------------------------------------------------------
Dividends:
   Net Investment Income................................................................       (78)         (84)
-----------------------------------------------------------------------------------------------------------------
   Total Dividends......................................................................       (78)         (84)
-----------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued...............................................................................     1,319        3,833
   In Lieu of Cash Distributions........................................................        78           82
   Redeemed.............................................................................    (1,622)      (1,192)
-----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions................      (225)       2,723
-----------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets.........................................................       976        3,802
-----------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year....................................................................    10,924        7,122
-----------------------------------------------------------------------------------------------------------------
   End of Year..........................................................................   $11,900      $10,924
=================================================================================================================
   Distributions in excess of net investment income.....................................   $    --      $    (4)
=================================================================================================================
Shares Transactions:
   Issued...............................................................................       127          418
   Lieu of Cash Distributions...........................................................         7            9
   Redeemed.............................................................................      (156)        (125)
-----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions................       (22)         302
=================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND
For a share outstanding throughout each year

For the Years Ended October 31,



            Net               Realized and                                                      Net              Net
           Asset               Unrealized               Dividends Distributions                Asset           Assets,    Ratio
           Value,      Net        Gain                  from Net      From          Total      Value,           End     of Expenses
         Beginning Investment   (Loss) on  Total from  Investment    Capital    Dividends and   End    Total   of Year  to Average
          of Year    Income    Securities  Operations     Income      Gains     Distributions of Year  Return+  (000)   Net Assets
         --------- ---------- ------------ ----------  ---------- ------------- ------------- -------  ------- -------  -----------
---------------------
HGK EQUITY VALUE FUND
---------------------
2005       $9.69      $0.07(2)   $1.08(2)     $1.15        $(0.07)    $ --         $(0.07)     $10.77   11.89% $11,900     1.50%(1)
2004        8.64       0.08       1.05         1.13         (0.08)      --          (0.08)       9.69   13.07   10,924     1.50
2003        6.80       0.08       1.84         1.92         (0.08)      --          (0.08)       8.64   28.48    7,122     1.50
2002        8.46       0.07      (1.66)       (1.59)        (0.07)      --          (0.07)       6.80  (18.97)   5,241     1.50
2001        9.45       0.07      (0.78)       (0.71)        (0.06)   (0.22)         (0.28)       8.46   (7.67)   5,117     1.50


          Ratio of Expenses
              to Average         Ratio
              Net Assets         of Net
          (Excluding Waivers,  Investment
           Reimbursements,       Income      Portfolio
            and Fees Paid      to Average    Turnover
              Indirectly)      Net Assets      Rate
          -------------------  -----------   ---------
---------------------
HGK EQUITY VALUE FUND
---------------------

2005            3.45%            0.69%        67.40%
2004            3.07             0.81         44.54
2003            4.21             1.10         29.80
2002            4.19             0.80         33.70
2001            4.56             0.72         57.25

  + Total return figures do not include applicable sales loads. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The ratio of expenses to average net assets excludes the effect of fees paid indirectly. If the expense offsets were included, the ratio would not significantly differ.
(2) Per share data calculated using average shares method.

Amounts designated as "--" are either $0 or have been rounded to $0.





    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2005


1.  ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund.

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2005


     Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid monthly to Shareholders. Any net realized capital gains are distributed to Shareholders at least annually.

3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEIInvestments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 per fund plus $15,000 for each additional class, or 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets. Prior to September 1, 2005, the minimum annual fee was $75,000 per fund.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

During the year ended October 31, 2005, the Fund earned cash management credits of $1,113 which were used to offset transfer agent expenses. The effects of these credits on the Fund's expense ratio as a percentage of average daily net assets for the year ended October 31, 2005, was an increase of 0.01%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994, under which the Adviser receives an annual fee equal to 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the Fund's average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the year ended October 31, 2005, were as follows (000):

Purchases                                      $8,215
Sales                                          $7,725

7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2005


At October 31, 2005 there were no permanant book and tax differences.

The tax character of dividends and distributions paid during the last two years were as follows (000):

                                LONG-TERM
                 ORDINARY        CAPITAL
                  INCOME          GAIN          TOTAL
                 --------       ---------       -----
   2005             $78            $--           $78
   2004              84             --            84

As of October 31, 2005, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income                  $   78
Undistributed Long-Term Capital Gain              672
Unrealized Appreciation                           934
Other Temporary Differences                        (6)
                                               ------
Total Distributable Earnings                   $1,678
                                               ======

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. During the year ended October 31, 2005, the Fund utilized $339,850 of net capital loss carryforwards to offset net capital gains.

At October 31, 2005, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 2005, are as follows (000):

Federal Tax Cost                              $11,058
                                              -------
Aggregate gross
  unrealized appreciation                     $ 1,663
Aggregate gross
  unrealized depreciation                        (729)
                                              -------
Net unrealized appreciation                   $   934
                                              =======

8.  OTHER:
At October 31, 2005, there was one shareholder who held 10% of the total outstanding shares.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.


9.  SUBSEQUENT EVENT (UNAUDITED):
The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304). The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's current auditor KPMG LLC. The dismissal of KPMG LLP, the Trust's current independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Shareholders and Board of Trustees of
HGK Equity Value Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of the HGK Equity Value Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2001, was audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the HGK Equity Value Fund of The Advisors' Inner Circle Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.




                                    KPMG LLP

Philadelphia, Pennsylvania
December 22, 2005

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 15, 2005.

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                   TERM OF                                             IN THE ADVISORS'
    NAME,        POSITION(S)      OFFICE AND                                           INNER CIRCLE FUND
   ADDRESS,       HELD WITH        LENGTH OF            PRINCIPAL OCCUPATION(S)          OVERSEEN BY          OTHER DIRECTORSHIPS
    AGE 1        THE TRUST       TIME SERVED 2            DURING PAST 5 YEARS            BOARD MEMBER        HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A.         Chairman       (Since 1991)      Currently performs various services        38         Trustee of The Advisors'
NESHER          of the Board                       on behalf of SEI Investments for which                Inner Circle Fund II,
59 yrs. old      of Trustees                       Mr. Nesher is compensated. Executive                  Bishop Street Funds, SEI
                                                   Vice President of SEI Investments,                    Asset Allocation Trust,
                                                   1986-1994. Director and Executive                     SEI Daily Income Trust,
                                                   Vice President of the Administrator                   SEI Index Funds, SEI
                                                   and the Distributor, 1981-1994.                       Institutional
                                                                                                         International Trust, SEI
                                                                                                         Institutional Investments
                                                                                                         Trust, SEI Institutional
                                                                                                         Managed Trust, SEI Liquid
                                                                                                         Asset Trust, SEI Tax
                                                                                                         Exempt Trust, SEI
                                                                                                         Opportunity Master Fund,
                                                                                                         L.P., SEI Opportunity
                                                                                                         Fund, L.P., SEI Absolute
                                                                                                         Return Master Fund, L.P.,
                                                                                                         SEI Absolute Return Fund,
                                                                                                         L.P., SEI Global Master
                                                                                                         Fund, PLC, SEI Global
                                                                                                         Assets Fund, PLC, SEI
                                                                                                         Global Investments Fund,
                                                                                                         PLC, SEI Investments
                                                                                                         Global, Limited, SEI
                                                                                                         Investments-Global Fund
                                                                                                         Services, Limited, SEI
                                                                                                         Investments (Europe) Ltd.,
                                                                                                         SEI Investments-Unit Trust
                                                                                                         Management (UK) Limited,
                                                                                                         and SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.         Trustee       (Since 1992)      Self-employed consultant since 2003.       38         Director of SEI
DORAN                                              Partner, Morgan, Lewis & Bockius                      Investments Company and
1701 Market Street                                 LLP (law firm) from 1976-2003,                        SEI Investments
Philadelphia, PA 19103                             counsel to the Trust, SEI Investments,                Distribution Co., SEI
65 yrs. old                                        the Administrator and the Distributor.                Investments- Global Fund
                                                   Director of SEI Investments since                     Services, Limited, SEI
                                                   1974; Secretary of SEI Investments                    Investments (Europe),
                                                   since 1978.                                           Limited, SEI Investments
                                                                                                         (Asia) Limited, SEI Asset
                                                                                                         Korea Co., Ltd., Trustee
                                                                                                         of The Advisors' Inner
                                                                                                         Circle Fund II, SEI
                                                                                                         Investments, SEI Asset
                                                                                                         Allocation Trust, SEI
                                                                                                         Daily Income Trust, SEI
                                                                                                         Index Funds, SEI
                                                                                                         Institutional
                                                                                                         International Trust, SEI
                                                                                                         Institutional Investments
                                                                                                         Trust, SEI Institutional
                                                                                                         Managed Trust, SEI Liquid
                                                                                                         Asset Trust and SEI Tax
                                                                                                         Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                   TERM OF                                             IN THE ADVISORS'
    NAME,        POSITION(S)      OFFICE AND                                           INNER CIRCLE FUND
   ADDRESS,       HELD WITH        LENGTH OF            PRINCIPAL OCCUPATION(S)          OVERSEEN BY          OTHER DIRECTORSHIPS
    AGE 1        THE TRUST       TIME SERVED 2            DURING PAST 5 YEARS            BOARD MEMBER       HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T.            Trustee       (Since 1993)      Vice Chairman of Ameritrust Texas          38         Trustee of The Advisors'
COONEY                                             N.A., 1989-1992, and MTrust Corp.,                    Inner Circle Fund II.
78 yrs. old                                        1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.          Trustee       (Since 1993)      Private investor from 1987 to present.     38         Trustee of The Advisors'
PETERS                                             Vice President and Chief Financial                    Inner Circle Fund II.
76 yrs. old                                        Officer, Western Company of North
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz
                                                   Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.           Trustee       (Since 1994)      Attorney, Solo Practitioner since 1994.    38         Trustee of The Advisors'
STOREY                                             Partner, Dechert (law firm), September                Inner Circle Fund II, SEI
74 yrs. old                                        1987-December 1993.                                   Asset Allocation Trust,
                                                                                                         SEI Daily Income Trust,
                                                                                                         SEI Index Funds, SEI
                                                                                                         Institutional
                                                                                                         International Trust, SEI
                                                                                                         Institutional Investments
                                                                                                         Trust, SEI Institutional
                                                                                                         Managed Trust, SEI Liquid
                                                                                                         Asset Trust, SEI Tax
                                                                                                         Exempt Trust and U.S.
                                                                                                         Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.          Trustee       (Since 1999)      Chief Executive Officer, Newfound          38         Trustee, State Street
SULLIVAN, JR.                                      Consultants, Inc. since April 1997.                   Navigator Securities
63 yrs. old                                        General Partner, Teton Partners, L.P.,                Lending Trust, since 1995.
                                                   June 1991-December 1996; Chief                        Trustee of The Fulcrum
                                                   Financial Officer, Nobel Partners,                    Trust. Trustee of The
                                                   L.P., March 1991-December 1996;                       Advisors' Inner Circle
                                                   Treasurer and Clerk, Peak Asset                       Fund II, SEI Asset
                                                   Management, Inc., since 1991.                         Allocation Trust, SEI
                                                                                                         Daily Income Trust, SEI
                                                                                                         Index Funds, SEI
                                                                                                         Institutional
                                                                                                         International Trust, SEI
                                                                                                         Institutional Investments
                                                                                                         Trust, SEI Institutional
                                                                                                         Managed Trust, SEI Liquid
                                                                                                         Asset Trust, SEI Tax
                                                                                                         Exempt Trust, SEI
                                                                                                         Opportunity Master Fund,
                                                                                                         L.P., SEI Absolute Return
                                                                                                         Fund, L.P. and SEI
                                                                                                         Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                   TERM OF                                             IN THE ADVISORS'
    NAME,        POSITION(S)      OFFICE AND                                           INNER CIRCLE FUND        OTHER DIRECTORSHIPS
   ADDRESS,       HELD WITH        LENGTH OF            PRINCIPAL OCCUPATION(S)       OVERSEEN BY BOARD           HELD BY BOARD
    AGE 1        THE TRUST       TIME SERVED 2            DURING PAST 5 YEARS           MEMBER/OFFICER           MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
-----------
BETTY L.           Trustee       (Since 2005)      Self-Employed Legal and Financial          38         Trustee of The Advisors'
KRIKORIAN                                          Services Consultant since 2003.                       Inner Circle Fund II.
62 yrs. old                                        In-house Counsel, State Street
                                                   Bank Global Securities and Cash
                                                   Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E.         Trustee       (Since 2005)      Self-Employed Business Consultant,         38         Director, Crown Pacific,
CARLBOM                                            Business Project Inc. since 1997.                     Inc. and Trustee of The
71 yrs. old                                        CEO and President, United Grocers                     Advisors' Inner Circle
                                                   Inc. from 1997 to 2000.                               Fund II.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A.        Trustee       (Since 2005)      Retired.                                   38         Director, Federal
JOHNSON                                                                                                  Agricultural Mortgage
63 yrs. old                                                                                              Corporation. Trustee of
                                                                                                         The Advisors' Inner Circle
                                                                                                         Fund II.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F.          President      (Since 2003)      Senior Operations Officer, SEI             N/A                        N/A
VOLK, CPA                                          Investments, Fund Accounting
43 yrs. old                                        and Administration since 1996;
                                                   Assistant Chief Accountant for the
                                                   U.S. Securities and Exchange
                                                   Commission from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL          Controller      (Since 2005)      Director, SEI Investments, Fund            N/A                        N/A
LAWSON           and Chief                         Accounting since July 2005.
45 yrs. old  Financial Officer                     Manager, SEI Investments AVP from
                                                   April 1995 to February 1998 and
                                                   November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.          Chief        (Since 2004)      Vice President and Assistant               N/A                        N/A
ZITELLI          Compliance                        Secretary of SEI Investments and
37 yrs. old        Officer                         Vice President and Assistant
                                                   Secretary of SEI Investments
                                                   Global Funds Services from 2000-
                                                   2004; Vice President, Merrill Lynch
                                                   & Co. Asset Management Group
                                                   from 1998-2000; Associate at
                                                   Pepper Hamilton LLP from 1997-1998.
---------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                   TERM OF                                             IN THE ADVISORS'
    NAME,        POSITION(S)      OFFICE AND                                           INNER CIRCLE FUND
   ADDRESS,       HELD WITH        LENGTH OF            PRINCIPAL OCCUPATION(S)           OVERSEEN BY           OTHER DIRECTORSHIPS
    AGE 1        THE TRUST        TIME SERVED             DURING PAST 5 YEARS               OFFICER               HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES               Vice         (Since 2004)      Employed by SEI Investments                N/A                        N/A
NDIAYE            President                        Company since 2004. Vice
37 yrs. old          and                           President, Deutsche Asset
                  Secretary                        Management from 2003-2004.
                                                   Associate, Morgan, Lewis &
                                                   Bockius LLP from 2000-2003.
                                                   Counsel, Assistant Vice President,
                                                   ING Variable Annuities Group
                                                   from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.           Vice        (Since 2000)      General Counsel, Vice President            N/A                        N/A
BARTO             President                        and Secretary of SEI Investments
37 yrs. old          and                           Global Funds Services since 1999;
                  Assistant                        Associate, Dechert (law firm)
                  Secretary                        from 1997-1999; Associate,
                                                   Richter, Miller & Finn (law
                                                   firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T.           Vice         (Since 2004)      Employed by SEI Investments                N/A                        N/A
MASTERSON         President                        Company since 2004. General
41 yrs. old         and                            Counsel, CITCO Mutual Fund
                  Assistant                        Services from 2003-2004. Vice
                  Secretary                        President and Associate Counsel,
                                                   Oppenheimer Funds from 2001-
                                                   2003 and Vice President and
                                                   Assistant Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE          AML Officer      (Since 2005)      Assistant Vice President and               N/A                        N/A
WELCH                                              AML Compliance Officer of SEI
28 yrs. old                                        Investments since January 2005.
                                                   Compliance Analyst at TD Waterhouse
                                                   from January 2004 to November 2004.
                                                   Senior Compliance Analyst at UBS
                                                   Financial Services from October
                                                   2002 to January 2004. Knowledge
                                                   Management Analyst at
                                                   PricewaterhouseCoopers Consulting
                                                   from September 2000 to October 2002.
---------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

DISCLOSURE OF FUND EXPENSES (Unaudited)          THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                 BEGINNING         ENDING                        EXPENSES
                                  ACCOUNT          ACCOUNT       ANNUALIZED        PAID
                                   VALUE            VALUE          EXPENSE        DURING
                                 04/30/05         10/31/05         RATIOS         PERIOD*
--------------------------------------------------------------------------------------------
HGK EQUITY VALUE FUND
--------------------------------------------------------------------------------------------
   Actual Fund Return           $1,000.00         $1,073.50         1.50%         $7.84
   Hypothetical 5% Return        1,000.00          1,017.64         1.50           7.63

*  EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE
   ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)        THE ADVISORS' INNER
October 31, 2005                                                     CIRCLE FUND


BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Trustees use this information, as well as other information that the Advisor and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on November 16-17, 2004, the Board requested and received written materials from the Advisor regarding: (a) the nature, extent and quality of the services to be provided by the Advisor; (b) the investment performance of the Funds and the Advisor; (c) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (d) the extent to which economies of scale would be realized as the Funds grow; and (e) whether fee levels reflect these economies of scale for the benefit of the Funds' investors, as discussed in further detail below.

At the meeting, Paul Carlson, a representative from the Advisor, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Advisor's fee and other aspects of the Agreement. Among other things, Mr. Carlson provided background information on the Advisor, stating that there had been no changes to personnel, process or approach to portfolio management. He reviewed performance and discussed factors impacting each Fund's performance over the past year, noting the Fund received an improved Morning star rating in the past year. The Trustees then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services provided by the Advisor, the Board of Trustees reviewed the portfolio management services provided by the Advisor to the Fund, including the quality and continuity of the Advisor's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Fund.

FUND PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Fund, in light of the factors described by the Advisor that contributed to the Fund's performance.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Advisor from its relationship with the Fund and concluded that such profit levels were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Fund was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Funds; and (c) agreed to renew the Agreement for another year.

                             NOTICE TO SHAREHOLDERS
                                       OF
                            THE HGK EQUITY VALUE FUND
                                   (UNAUDITED)


For shareholders that do not have an October 31, 2005 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2005, the Fund is designating the following items with regard to distributions paid during the year.

LONG LONG TERM            ORDINARY                                                            QUALIFYING
 CAPITAL GAIN              INCOME                  TOTAL               QUALIFYING              DIVIDEND
 DISTRIBUTIONS          DISTRIBUTIONS          DISTRIBUTIONS          DIVIDENDS (1)           INCOME (2)
--------------          -------------          -------------          -------------           ----------
     0.00%                 100.00%                100.00%                100.00%                100.00%

-----------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

    THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2005. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2005 FORM 1099-DIV.

SHAREHOLDER VOTING RESULTS (UNAUDITED)

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                           NUMBER OF                    % OF SHARES               % OF SHARES
                                             SHARES                     OUTSTANDING                 PRESENT
                                        -----------------               -----------               -----------
     ROBERT A. NESHER
     Affirmative...............         1,968,778,879.060                   83.336%                  99.953%
     Withheld .................               928,748.332                    0.039%                   0.047%
     Total.....................         1,969,707,627.392                   83.375%                     100%

     WILLIAM M. DORAN
     Affirmative...............         1,968,769,215.571                   83.335%                  99.952%
     Withheld .................               938,411.821                    0.040%                   0.048%
     Total.....................         1,969,707,627.392                   83.375%                     100%

     JOHN T. COONEY
     Affirmative...............         1,968,445,827.062                   83.322%                  99.936%
     Withheld .................             1,261,800.330                    0.053%                   0.064%
     Total.....................         1,969,707,627.392                   83.375%                     100%

     ROBERT A. PATTERSON
     Affirmative...............         1,968,404,985.954                   83.320%                  99.934%
     Withheld .................             1,302,641.438                    0.055%                   0.066%
     Total.....................         1,969,707,627.392                   83.375%                     100%

     EUGENE B. PETERS
     Affirmative...............         1,968,506,856.025                   83.324%                  99.939%
     Withheld .................             1,200,771.367                    0.051%                   0.061%
     Total.....................         1,969,707,627.392                   83.375%                     100%

     JAMES M. STOREY
     Affirmative...............         1,968,556,832.006                   83.326%                  99.942%
     Withheld.................              1,150,795.386                    0.049%                   0.058%
     Total.....................         1,969,707,627.392                   83.375%                     100%

     GEORGE J. SULLIVAN
     Affirmative...............         1,968,795,230.525                   83.337%                  99.954%
     Withheld .................               912,396.867                    0.038%                   0.046%
     Total.....................         1,969,707,627.392                   83.375%                     100%

     BETTY L. KRIKORIAN
     Affirmative...............         1,968,754,119.096                   83.335%                  99.952%
     Withheld .................               953,508.296                    0.040%                   0.048%
     Total.....................         1,969,707,627.392                   83.375%                     100%

     CHARLES E. CARLBOM
     Affirmative...............         1,968,689,813.190                   83.332%                  99.948%
     Withheld .................             1,017,814.202                    0.043%                   0.052%
     Total.....................         1,969,707,627.392                   83.375%                     100%

     MITCHELL A. JOHNSON
     Affirmative...............         1,968,801,283.525                   83.337%                  99.954%
     Withheld..................               906,343.867                    0.038%                   0.046%
     Total.....................         1,969,707,627.392                   83.375%                     100%

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     HGK Equity Value Fund

     ADVISER:
     HGK Asset Management, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
     KPMG LLP

     For information call: 1-877-DIAL-HGK




     HGK-AR-001-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.